Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning	₩ 194,934	₩ 50,158
Increase /decrease	(220,314)	189,460
Reclassified to gain or loss	111,431	(44,684)
Ending	86,051	194,934
Changes in investments in associates and joint ventures [member]
Beginning	1,556	(871)
Increase /decrease	14,701	2,427
Ending	16,257	1,556
Gain or Loss on derivatives valuation [member]
Beginning	(7,624)	(30,474)
Increase /decrease	(83,998)	67,534
Reclassified to gain or loss	111,431	(44,684)
Ending	19,809	(7,624)
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Beginning	211,573	96,704
Increase /decrease	(150,135)	114,869
Ending	61,438	211,573
Exchange differences on translation for foreign operations [member]
Beginning	(10,571)	(15,201)
Increase /decrease	(882)	4,630
Ending	₩ (11,453)	₩ (10,571)